Income Taxes - Schedule of Net Cash Paid for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Cash Paid for Income Taxes [Line Items]
Federal taxes paid	$ 5,300,000
State and city taxes paid:
Total state and city taxes paid	1,200,000
Total income taxes paid	6,500,000
Florida [Member]
State and city taxes paid:
Total state and city taxes paid	1,175,000
Georgia [Member]
State and city taxes paid:
Total state and city taxes paid	$ 25,000